Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Details)	6 Months Ended
	Jun. 30, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Jun. 30, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	2,580,858	2,209,864	2,056,760	21,625
Weighted average remaining contractual life (in years)	9 years 1 month 6 days
Options outstanding, weighted average exercise price | $ / shares	$ 18.67	$ 38.72	$ 43.23	$ 1,464.49
Number exercisable, options | shares	488,346
Options exercisable, weighted average exercise price | $ / shares	$ 35.03
$7.86-$11.99
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	171,250
Weighted average remaining contractual life (in years)	9 years 3 months 18 days
Options outstanding, weighted average exercise price | $ / shares	$ 9.58
$14.06
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	436,570
Weighted average remaining contractual life (in years)	9 years 10 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 14.06
$15.21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	1,914,976
Weighted average remaining contractual life (in years)	8 years 10 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 15.21
Number exercisable, options | shares	431,605
Options exercisable, weighted average exercise price | $ / shares	$ 15.21
$27.00 - $3,190.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	58,062
Weighted average remaining contractual life (in years)	8 years 7 months 6 days
Options outstanding, weighted average exercise price | $ / shares	$ 194.23
Number exercisable, options | shares	56,741
Options exercisable, weighted average exercise price | $ / shares	$ 185.78